Employee expenses - Schedule of Employee expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Wages, salaries and other costs	$ 78,748	$ 44,058	$ 24,061
Social security costs	10,433	7,292	3,871
Expense recognized	60,555	42,928	1,117
Defined benefit plan costs	436	966	462
Defined contribution plan costs	1,894	727	540
Employee expenses	$ 152,066	$ 95,971	$ 30,051